Shareholders' Protection Rights Agreement Shareholders' Protection Rights Agreement (Details) - Jun. 30, 2015 - $ / shares	Total
Shareholders' Protection Rights Agreement [Line Items]
Common shares reserved for future issuance	6,000,000
Percent of common shares acquired entitling all holders of Shareholders' Right to purchase one common share	15.00%
Shareholders' Protection Rights Agreement [Member]
Shareholders' Protection Rights Agreement [Line Items]
Common shares reserved for future issuance	138,558,739
Holders of Shareholders' Rights would be entitled to purchase one common share, exercise price	$ 160